Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 254,058		¥ 247,259
Less: accumulated depreciation	(188,169)		(154,656)
Less: accumulated impairment	(15,102)		(15,245)
Property, equipment and leasehold improvement, net	50,787		77,358			$ 6,958
Depreciation expense	27,738	$ 3,800	37,622	¥ 76,041	[1]
Impairment of other non-current assets	0		5,008	¥ 28,561
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	97,767		97,509
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	135,155		123,142
Land
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	7,501		8,376
Office building
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	7,457		8,328
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,663		6,746
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	2,759		1,809
Transportation equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 1,756		¥ 1,349

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.